PROSPECTUS SUPPLEMENT

                      American Century California Tax-Free
                              and Municipal Funds
                        American Century Municipal Trust

                                Supplement dated
                              December 29, 1997 to

                      American Century California Tax-Free
                              and Municipal Funds
                       Prospectus dated December 15, 1997

                                     and to

                        American Century Municipal Trust
                       Prospectus dated September 2, 1997

On page 19 in each of the above referenced prospectuses, the language under the heading "CASH MANAGEMENT" is deleted and replaced with the following:


    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


                            [american century logo]
                                    American
                                Century(reg.sm)

                P.O. Box 419200 *Kansas City, Missouri 64141-6200
                               Investor Services:
                         1-800-345-2021 or 816-531-5575
                             www.americancentury.com
                   American Century Investment Services, Inc.
              Copyright 1997 American Century Services Corporation


SH-SPL-11079      9801

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

            American Century California Tax-Free and Municipal Funds
                        American Century Municipal Trust

                      Supplement dated December 29, 1997 to
            American Century California Tax-Free and Municipal Funds
          Statement of Additional Information dated December 15, 1997,

                                     and to

                        American Century Municipal Trust
           Statement of Additional Information dated September 2, 1997


On page 6 in the Statement of Additional Information of American Century California Tax-Free and Municipal Funds, the second paragraph under the heading "SHORT-TERM SECURITIES (VARIABLE-PRICE FUNDS)" is deleted.

On page 6 in the Statement of Additional Information of American Century California Tax-Free and Municipal Funds, please insert the following paragraph above the section titled "CONCENTRATION OF ASSETS IN OBLIGATIONS ISSUED TO FINANCE SIMILAR PROJECTS OR FACILTIES":


     OTHER INVESTMENT COMPANIES

     Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act of 1940 (the "Investment Company Act"), the fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.


On page 8 in the Statement of Additional Information of American Century Municipal Trust, please delete the first sentence under the heading "OTHER INVESTMENT COMPANIES" and replace with the following:


     Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


                                                         [american century logo]
                                                                        American
                                                                 Century(reg.sm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575
SH-SPL-11080      9801